Environmental Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs (as a percent)	2.00%
Undiscounted environmental liabilities	$ 94	$ 124
Increase (decrease) of environmental liability due to revaluation adjustment	$ 16	$ 18
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 50	$ 70
Increase (decrease) of environmental liability due to revaluation adjustment	20	15
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	44	54
Increase (decrease) of environmental liability due to revaluation adjustment	$ (4)	$ 3